Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
October 31, 2022
T02-NPRT1-1222
1.9584805.108

Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
		Shares	Value
BEVERAGES – 24.7%
Brewers – 0.7%
Molson Coors Beverage Co. Class B		94,985	$4,790,094
The Boston Beer Co., Inc. Class A (a)		6,629	2,474,539
			7,264,633
Distillers & Vintners – 2.9%
Brown-Forman Corp. Class B		146,303	9,948,604
Constellation Brands, Inc. Class A		74,699	18,456,629
MGP Ingredients, Inc.		14,891	1,668,536
The Duckhorn Portfolio, Inc. (a)		64,147	937,829
Vintage Wine Estates, Inc. (a)		52,806	146,273
			31,157,871
Soft Drinks – 21.1%
Celsius Holdings, Inc. (a)		28,590	2,603,977
Coca-Cola Consolidated, Inc.		3,899	1,898,852
Keurig Dr Pepper, Inc.		359,676	13,969,816
Monster Beverage Corp. (a)		181,622	17,021,614
National Beverage Corp.		29,162	1,382,862
PepsiCo, Inc.		520,200	94,457,916
The Coca-Cola Co.		1,565,998	93,724,980
			225,060,017
TOTAL BEVERAGES	263,482,521
FOOD & STAPLES RETAILING – 22.8%
Drug Retail – 1.2%
Rite Aid Corp. (a)		96,142	501,861
Walgreens Boots Alliance, Inc.		340,806	12,439,419
			12,941,280
Food Distributors – 3.2%
Performance Food Group Co. (a)		86,794	4,516,760
SpartanNash Co.		43,172	1,541,672
Sysco Corp.		230,574	19,958,485
The Andersons, Inc.		36,999	1,304,955
The Chefs' Warehouse, Inc. (a)		41,087	1,505,017
United Natural Foods, Inc. (a)		46,691	1,980,165
US Foods Holding Corp. (a)		114,934	3,420,436
			34,227,490
Food Retail – 2.6%
Casey's General Stores, Inc.		20,339	4,733,089
Grocery Outlet Holding Corp. (a)		63,321	2,189,007
Ingles Markets, Inc. Class A		16,055	1,515,110
Sprouts Farmers Market, Inc. (a)		81,955	2,417,672
The Kroger Co.		319,858	15,126,085
Weis Markets, Inc.		18,613	1,743,480
			27,724,443
Hypermarkets & Super Centers – 15.8%
BJ's Wholesale Club Holdings, Inc. (a)		73,684	5,703,142
Costco Wholesale Corp.		166,333	83,416,000
PriceSmart, Inc.		24,203	1,548,266

		Shares	Value

Walmart, Inc.		552,553	$ 78,644,868
			169,312,276
TOTAL FOOD & STAPLES RETAILING	244,205,489
FOOD PRODUCTS – 21.8%
Agricultural Products – 4.1%
AppHarvest, Inc. (a)		123,411	262,866
Archer-Daniels-Midland Co.		253,530	24,587,339
Benson Hill, Inc. (a)		195,580	663,016
Bunge Ltd.		74,552	7,358,282
Darling Ingredients, Inc. (a)		81,858	6,424,216
Fresh Del Monte Produce, Inc.		47,486	1,238,435
Ingredion, Inc.		38,190	3,403,493
Local Bounti Corp. (a)		57,117	169,066
			44,106,713
Food Retail – 0.0%
Fresh Market, Inc. (a)		6,179	0
Packaged Foods & Meats – 17.7%
B&G Foods, Inc.		67,261	1,101,735
Beyond Meat, Inc. (a)		55,466	870,816
BRC, Inc. Class A (a)		44,866	325,278
Calavo Growers, Inc.		27,550	952,954
Cal-Maine Foods, Inc.		34,817	1,967,509
Campbell Soup Co.		108,615	5,746,820
Conagra Brands, Inc.		232,707	8,540,347
Flowers Foods, Inc.		118,666	3,406,901
Freshpet, Inc. (a)		39,947	2,354,876
General Mills, Inc.		273,754	22,332,851
Hormel Foods Corp.		147,102	6,832,888
Hostess Brands, Inc. (a)		100,706	2,666,695
J&J Snack Foods Corp.		12,745	1,881,289
John B Sanfilippo & Son, Inc.		15,469	1,290,269
Kellogg Co.		123,407	9,480,126
Lamb Weston Holdings, Inc.		75,594	6,517,715
Lancaster Colony Corp.		14,346	2,586,297
McCormick & Co., Inc. (non-vtg.)		117,917	9,272,993
Mission Produce, Inc. (a)		72,525	1,206,816
Mondelez International, Inc. Class A		614,200	37,761,016
Pilgrim's Pride Corp. (a)		50,463	1,163,172
Post Holdings, Inc. (a)		33,702	3,047,335
Seaboard Corp.		352	1,318,726
Sovos Brands, Inc. (a)		52,456	727,040
Tattooed Chef, Inc. (a)		85,740	407,265
The Hain Celestial Group, Inc. (a)		74,097	1,386,355
The Hershey Co.		67,145	16,032,212
The JM Smucker Co.		53,691	8,089,086
The Kraft Heinz Co.		340,691	13,106,383
The Simply Good Foods Co. (a)		64,198	2,458,783
Tootsie Roll Industries, Inc.		27,854	1,125,023
TreeHouse Foods, Inc. (a)		45,122	2,266,929
Tyson Foods, Inc. Class A		136,973	9,362,105

Quarterly Report	2

Common Stocks – continued
		Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
Utz Brands, Inc.		80,980	$1,312,686
Vital Farms, Inc. (a)		35,185	465,849
			189,365,140
TOTAL FOOD PRODUCTS	233,471,853
HOUSEHOLD PRODUCTS – 18.6%
Household Products – 18.6%
Central Garden and Pet Co. (a)		17,679	729,612
Central Garden and Pet Co. Class A (a)		39,940	1,563,252
Church & Dwight Co., Inc.		115,032	8,527,322
Colgate-Palmolive Co.		356,598	26,331,196
Energizer Holdings, Inc.		57,292	1,655,166
Kimberly-Clark Corp.		152,340	18,960,237
Reynolds Consumer Products, Inc.		58,276	1,779,749
Spectrum Brands Holdings, Inc.		30,651	1,414,237
The Clorox Co.		59,423	8,678,135
The Procter & Gamble Co.		943,954	127,122,285
WD-40 Co.		10,214	1,635,874
TOTAL HOUSEHOLD PRODUCTS	198,397,065
PERSONAL PRODUCTS – 3.6%
Personal Products – 3.6%
BellRing Brands, Inc. (a)		98,715	2,390,877
Coty, Inc. Class A (a)		263,461	1,767,823
Edgewell Personal Care Co.		44,833	1,757,005
elf Beauty, Inc. (a)		50,615	2,189,605
Herbalife Nutrition Ltd. (a)		71,676	1,523,832
Inter Parfums, Inc.		18,971	1,534,375
Medifast, Inc.		11,628	1,360,360
Nu Skin Enterprises, Inc. Class A		41,387	1,580,570
The Beauty Health Co. (a)		114,240	1,305,763
The Estee Lauder Cos., Inc. Class A		103,492	20,749,111
The Honest Co., Inc. (a)		95,795	317,081

		Shares	Value

USANA Health Sciences, Inc. (a)		17,650	$ 926,802
Veru, Inc. (a)		87,925	1,076,202
TOTAL PERSONAL PRODUCTS	38,479,406
TOBACCO – 8.1%
Tobacco – 8.1%
Altria Group, Inc.		802,486	37,131,027
Philip Morris International, Inc.		504,410	46,330,059
Turning Point Brands, Inc.		26,716	629,429
Universal Corp.		27,604	1,397,038
Vector Group Ltd.		142,052	1,508,592
TOTAL TOBACCO	86,996,145
TOTAL COMMON STOCKS (Cost $988,845,120)			1,065,032,479
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.64% (b) (Cost $2,150,000)		2,150,000	2,150,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $990,995,120)	1,067,182,479
NET OTHER ASSETS (LIABILITIES) (c) – 0.2%	1,708,170
NET ASSETS – 100.0%	$1,068,890,649

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $194,150 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	December 2022	$ 92,650	$ 5,898	$ 5,898
CME E-mini S&P Consumer Staples Select Sector Index Contracts (United States)	49	December 2022	3,596,600	151,884	151,884
Total Equity Index Contracts					$157,782
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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